INCOME TAX (Details - Income tax provision) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
DisclosureLineItems [Line Items]
Foreign	$ 0	$ 0
Total provision for income taxes	0	0
VIRGIN ISLANDS, BRITISH
DisclosureLineItems [Line Items]
Foreign	$ 0	$ 0